Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2017
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Jan. 03, 2018
Document Effective Date	Jan. 03, 2018
Prospectus Date	Dec. 29, 2017
Advantus Strategic Dividend Income Fund | Institutional Class Shares
Prospectus:
Trading Symbol	VSDIX
Advantus Managed Volatility Equity Fund | Institutional Class Shares
Prospectus:
Trading Symbol	VMEIX